Note 3 - Equity - Schedule of Equity-Based Stock Warrants - 10Q (Details) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2025		Mar. 31, 2025
Outstanding, warrants (in shares)	1,934,874		287,231
Outstanding, warrants, weighted average exercise price (in dollars per share)	$ 5.89		$ 1.64
Granted, warrants (in shares)	0		2,542,677
Granted, warrants, weighted average exercise price (in dollars per share)	$ 0		$ 4.31
Exercised, warrants (in shares)	(222,132)		(892,432)	[1]
Exercised, warrants, weighted average exercise price (in dollars per share)	$ 0.001		$ 0.04	[1]
Forfeited/Cancelled, warrants (in shares)	(130)		(2,602)
Forfeited/Cancelled, warrants, weighted average exercise price (in dollars per share)	$ 0.001		$ 0.2
Expired, warrants (in shares)	0		0
Expired, warrants, weighted average exercise price (in dollars per share)	$ 0		$ 0
Outstanding, warrants (in shares)	1,712,612	[2]	1,934,874
Outstanding, warrants, weighted average exercise price (in dollars per share)	$ 6.6498	[2]	$ 5.89
Exercisable, warrants (in shares)	1,712,612		1,842,889
Exercisable, warrants, weighted average exercise price (in dollars per share)	$ 6.6498		$ 5.67

[1]	197,098 exercised shares utilized the “cashless exercise” option and 695,334 exercised shares were paid in cash.
[2]	Amount includes 87,531 common warrants; 91,985 Representative's Warrants and 1,533,096 Series A Warrants.